Earning per unit and cash distributions (Details) - USD ($) $ / shares in Units, $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)			$ (11,941)	$ 41,279	$ 1,314	$ 40,466
Post IPO net income attributable to the unitholders of Höegh LNG Partners LP		$ 13,255
Less: Dividends paid or to be paid	[1]	(13,707)		(37,609)
Distributed Earnings		(452)		$ 3,670
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted				26,312,120
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed Earnings		$ (190)		$ (1,540)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted		11,040,000		11,040,000
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted		$ 0.50		$ 1.56
Common units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed Earnings		$ (36)		$ (295)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted		2,116,000		2,116,000
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2]	$ 0.50		$ 1.57
Subordinated units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed Earnings		$ (226)		$ (1,835)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted		13,156,000		13,156,000
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2]	$ 0.50		$ 1.57

[1]	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based the number of units outstanding at the period end.
[2]	Includes total incentive distributions rights of $113,181, of which $15,682 was attributed to common units owned by Höegh LNG and $97,499 was attributed to subordinated units owned by Höegh LNG.